Revenues	12 Months Ended
Dec. 31, 2014
Notes To Consolidated Financial Statements
Time Charter And Voyage Revenue

14. Revenues

Revenues are comprised of the following:

	Year Ended
	December 31,
	2012	2013	2014
Time charter revenue	$179,653	$177,077	$142,461
Voyage charter revenue	-	-	914
Ballast bonus	6,397	10,878	13,375
Other income	1,507	3,565	3,150
Total	$187,557	$191,520	$159,900